Note 15 - Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Contributions by Employer	$ 539,000	$ 522,000	$ 537,000
West Michigan [Member]
Deferred Compensation Plan Assets	1,900,000	2,100,000
Deferred Compensation Arrangement with Individual, Compensation Expense	131,000	110,000	94,000
Payments [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 231,000	$ 171,000	$ 187,000